UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM l3F COVERPAGE


Report for the Calendar Year or Quarter Ended: 6/30/06
                                               -------

Check here if Amendment [ ]; Amendment Number:  _______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [x] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:  Income Research & Management
       ----------------------------
Address:  Two International Place
          -------------------------
          23rd floor
          -------------------------
          Boston, MA 02110-4106
          -------------------------

Form l3F File Number: 28-10329
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christina Gaughran
       ---------------------
Title:   Vice President
       ---------------------
Phone:  (617) 330-9333
       ---------------------

Signature, Place, and Date of Signing:

/S/ Christina Gaughran             Boston, MA                          7/10/2006
--------------------------         ----------                          ---------
      {Signature]                 [City, State]                        [Date]

Report Type (Check only one.):

[x] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] l3FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0
                                   -----
Form 13F Information Table Entry Total: 47
                                       -----
Form 13F Information Table Value Total:  232,965
                                         -------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

COLUMN 1                   COLUMN 2          COLUMN 3     COLUMN 4    COLUMN 5             COLUMN 6   COLUMN 7       COLUMN 8
NAME OF ISSUER             TITLE OF CLASS    CUSIP        MARKET      SHRS OR   SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
                                                                                                                 ----------------
                                                                                          DISCRETION  MANAGERS   SOLE   SHARED  NONE
JOHNSON & JOHNSON          SDCV              02261WAB5    12,288.38    14,895   PRN    P     SOLE       NONE       0       0    NONE
AMERICAN INTL GROUP        DBCV 11/0         026874AP2     6,810.74     9,835   PRN    P     SOLE       NONE       0       0    NONE
BOEING                     COM               97023105         22.05       275    SH          SOLE       NONE       0       0    NONE
BRISTOL-MYER               DBCV 9/1          110122AN8    10,123.34    10,115   PRN    P     SOLE       NONE       0       0    NONE
CSX CORP                   DBCV 10/3         126408GA5     8,578.69     6,795   PRN    P     SOLE       NONE       0       0    NONE
CENDANT                    COM               151313103        16.12     1,000    SH          SOLE       NONE       0       0    NONE
CITIGROUP                  COM               172967101        38.23       780    SH          SOLE       NONE       0       0    NONE
COMCAST CORP               CL A              20030N101        16.16       500    SH          SOLE       NONE       0       0    NONE
CORNING                    COM               219350105        18.80       800    SH          SOLE       NONE       0       0    NONE
DIAMOND OFFSHORE DRILLING  SUB DB CONV       25271CAE2     4,853.50     2,770   PRN    P     SOLE       NONE       0       0    NONE
WALT DISNEY                Note 2.125% 4/1   254687AU0    18,753.76    16,955   PRN    P     SOLE       NONE       0       0    NONE
DOMINION RESOURCES         NOTE 2.125%12/1   25746UAT6     5,234.87     4,950   PRN    P     SOLE       NONE       0       0    NONE
DUKE ENERGY                NOTE 1.75% 5/1    264399EJ1     8,304.52     6,617   PRN    P     SOLE       NONE       0       0    NONE
GENERAL MOTORS (sh)        DEB SR CONV B     370442733     5,097.68   275,550    SH    P     SOLE       NONE       0       0    NONE
INTEL CORP                 SDCV 2.95% 12/1   458140AD2       514.94       620   PRN    C     SOLE       NONE       0       0    NONE
ISHARES RUSSEL 2000        RUSSELL 2000      464287655        71.43     1,000    SH          SOLE       NONE       0       0    NONE
LOCKHEED MARTIN 2033       DBCV 8/1          539830AP4    13,631.75    11,830   PRN    P     SOLE       NONE       0       0    NONE
LOWES COMPANIES            NOTE .861% 10/1   548661CG0    12,897.75    12,291   PRN    P     SOLE       NONE       0       0    NONE
MASCO CORP                 Note 7/2          574599BB1    11,221.03    24,460   PRN    P     SOLE       NONE       0       0    NONE
MERCK                      COM               589331107        18.35       500    SH          SOLE       NONE       0       0    NONE
MERRILL 2032               NOTE 3/1          590188W46    14,241.66    12,980   PRN    P     SOLE       NONE       0       0    NONE
MILACRON INC               COM               598709103         7.32     6,904    SH          SOLE       NONE       0       0    NONE
MOTOROLA                   COM               620076109        55.33     2,775    SH          SOLE       NONE       0       0    NONE
SPRINT                     NOTE 5.25% 1/1    65332VAY9    12,356.24    12,480   PRN          SOLE       NONE       0       0    NONE
NORTHROP                   COM               666807102        41.33       650    SH          SOLE       NONE       0       0    NONE
PPL ENERGY                 NOTE 2.625% 5/1   69352JAE7     7,322.23     5,600   PRN    P     SOLE       NONE       0       0    NONE
PFIZER INC                 COM               717081103        42.62     1,800    SH          SOLE       NONE       0       0    NONE
QWEST COMMUNICATIONS       COM               749121109        12.38     1,500    SH          SOLE       NONE       0       0    NONE
RITE AID                   COM               767754104        10.45     2,500    SH          SOLE       NONE       0       0    NONE
SALLIE MAE 2035            DBCV 7/2          78442PAC0    14,687.54    14,445   PRN    R     SOLE       NONE       0       0    NONE
SPDR TRUST                 UNIT SER 1        78462F103       209.57     1,650    SH          SOLE       NONE       0       0    NONE
ST JUDE MEDICAL            DBCV 2.8% 12/1    790849AB9     4,973.02     5,040   PRN    R     SOLE       NONE       0       0    NONE
SCHLUMBERGER SER B         DBCV 3.875% 11/   806857AD0     3,770.72     2,250   PRN    P     SOLE       NONE       0       0    NONE
SOLECTRON                  COM               834182107         6.68     2,000    SH          SOLE       NONE       0       0    NONE
SUN MICROSYSTEMS           COM               866810104         8.08     2,000    SH          SOLE       NONE       0       0    NONE
TEVA PHARM FIN             DBCV 0.25% 2/0    88163VAE9     5,163.55     5,465   PRN    P     SOLE       NONE       0       0    NONE
TEVA PHARM FIN             NOTE 1.75% 2/0    88165FAA0     5,249.35     5,705   PRN    R     SOLE       NONE       0       0    NONE
MMM COMPANY                NOTE 11/2         88579YAB7    13,477.28    14,925   PRN    P     SOLE       NONE       0       0    NONE
TIME WARNER                COM               887317105        42.83     2,500    SH          SOLE       NONE       0       0    NONE
TRANSOCEAN SEDCO           DBCV 1.5% 5/1     893830AD1     2,555.23     2,225   PRN    P     SOLE       NONE       0       0    NONE
TRIBUNE-TWX (sh)           SB DB EXCH2%29    896047305     3,827.43    58,434    SH          SOLE       NONE       0       0    NONE
TYCO                       COM               902124106        50.97     1,850    SH          SOLE       NONE       0       0    NONE
US BANCORP                 DBCV 8/2          902973AK2     1,633.23     1,630   PRN    R     SOLE       NONE       0       0    NONE
WACHOVIA CORP              COM               929903102        16.02       300    SH          SOLE       NONE       0       0    NONE
WASTE MANAGEMENT           COM               94106L109        66.20     1,900    SH          SOLE       NONE       0       0    NONE
WELLS FARGO 2033           DBCV 5/0          949746FA4    12,783.07    12,685   PRN    R     SOLE       NONE       0       0    NONE
WYETH 2024                 DBCV 1/1          983024AD2    11,843.45    11,155   PRN    P     SOLE       NONE       0       0    NONE